Prepayments, Deposits and Other Current Assets	12 Months Ended
Jun. 30, 2026
Prepayments, Deposits and Other Current Assets [Abstract]
PREPAYMENTS, DEPOSITS AND OTHER CURRENT ASSETS

NOTE 5 – PREPAYMENTS, DEPOSITS AND OTHER CURRENT ASSETS

Prepayments, deposits and other current assets as of June 30, 2026 and 2025 consisted of the following:

	2026	2025
Deposits paid for land use right (Note 8)	$60,000,000	$-
Prepaid for marketing fee*	1,431,529	1,466,767
Tax receivable	1,372	253,037
Receivable from equity transfer**	-	151,285
Interest receivable	-	1,702,933
Other prepaid expenses and current assets	38,302	73,935
Total prepayments, deposits and other current assets	$61,471,203	$3,647,957

*	The Company entered into several agreements with its suppliers for designing, marketing, advertising and branding services. Prepaid marketing fees are amortized during the contract periods which are within 1 year. The amortization of prepaid marketing fees were as follows:

	2026	2025
Beginning balance	$1,466,767	$4,532,188
Marketing fees paid	2,361,224	2,936,324
Amortization of marketing fees	(2,468,553)	(5,984,507)
Foreign exchange difference	72,091	(17,238)
Ending balance	$1,431,529	$1,466,767

**	On October 29, 2024, the Company entered into an agreement to transfer its 75% ownership in Zhongrun to an unaffiliated individual for total consideration of RMB 1,087,500 (approximately $151,285). The consideration was recorded as prepayment, deposits and other current assets in the consolidated balance sheets. The transaction was completed on November 30, 2024, upon which Zhongrun ceased to be a subsidiary of the Company.

The Company continually assesses the recoverability of uncollected receivables. The Company recovered the full amount of interest receivable of the loans made to several non-affiliated companies and individuals on October 29, 2025. For the years ended June 30, 2026 and 2025, the Company assessed the recoverability of prepayment, deposits and other current assets and record expected credit losses of $62,381 and $1,342,454, respectively.